Revenue from Contracts with Customers - Contract Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue recognized included in contract liabilities balance	$ 20,900,000	$ 33,700,000
Contract With Customer Asset And Liability [Line Items]
Beginning balance	35,249,000
Additions	88,333,000
Revenue recognized	(80,802,000)
Ending balance	42,780,000		$ 35,249,000
HMH Holding BV And Subsidiaries [Member]
Revenue from Contract with Customer [Abstract]
Revenue recognized included in contract liabilities balance			50.7	$ 71.3
Contract With Customer Asset And Liability [Line Items]
Beginning balance	$ 35,249,000	$ 55,627,000	55,627,000	75,525,000
Additions			166,877,000	95,386,000
Revenue recognized			(187,255,000)	(115,284,000)
Ending balance			$ 35,249,000	$ 55,627,000